Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Advances for inventories	$ 1,627	$ 1,503
Advertising and promotional expenses paid in advance	105	92
Prepaid insurance	73	27
Total	$ 1,805	$ 1,622